Reconciliation of the Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Deferred Tax Liability Not Recognized [Line Items]
Opening balance	$ 15.5	691.3	686.0
Increase related to prior year tax positions			5.3
Decrease related to prior year tax positions
Closing balance	$ 15.5	691.3	691.3